Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
PROFIT FOR THE YEAR	$ 518,574	$ 470,883
Other comprehensive income to be reclassified to profit or loss in subsequent years:
Unrealized gain on translation of foreign operations	3,710	575
Unrealized gain on revaluation of investments - net of tax	17,863
	21,573	575
TOTAL COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	540,147	471,458
Total comprehensive income attributable to:
Shareholders of Just Energy	530,849	446,987
Non-controlling interest	9,298	24,471
TOTAL COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	$ 540,147	$ 471,458